Derivatives Derivatives, Credit-Risk Contingent Features (Details) - USD ($) $ in Billions	Dec. 31, 2022	Dec. 31, 2021
Derivatives [Abstract]
Net derivative liabilities with credit-risk contingent features	$ 20.7	$ 12.2
Collateral posted	17.4	11.0
Additional collateral to be posted upon a below investment grade credit rating	$ 3.3	$ 1.2